Long-Term Debt and Capital Lease Obligations - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Dec. 31, 2011 FD International (Holdings) Limited	Dec. 31, 2012 FS Asia Advisory Limited	Sep. 30, 2010 FS Asia Advisory Limited	Dec. 31, 2012 New Revolving Senior Bank Credit Facility	Dec. 31, 2012 Former Credit Facility	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 Minimum D	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 Maximum D	Nov. 01, 2010 7 5/8 % Senior Notes Due 2013	Sep. 14, 2010 7 5/8 % Senior Notes Due 2013	Dec. 31, 2009 7 5/8 % Senior Notes Due 2013	Aug. 31, 2005 7 5/8 % Senior Notes Due 2013	Dec. 31, 2012 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2011 3 3/4% Senior Subordinated Convertible Notes Due 2012	Nov. 27, 2012 6.0% Senior Notes Due 2022	Dec. 31, 2012 6.0% Senior Notes Due 2022	Nov. 27, 2012 6.0% Senior Notes Due 2022 Minimum D	Nov. 27, 2012 6.0% Senior Notes Due 2022 Maximum D	Nov. 27, 2012 6.0% Senior Notes Due 2022 First Installment	Nov. 27, 2012 6.0% Senior Notes Due 2022 Second Installment	Dec. 27, 2012 7 3/4 % Senior Notes Due 2016	Nov. 27, 2012 7 3/4 % Senior Notes Due 2016	Nov. 12, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2012 Letter of Credit	Dec. 31, 2011 Letter of Credit	Dec. 31, 2012 Unsecured Notes FS Asia Advisory Limited
Debt Instrument [Line Items]
Aggregate principal amount senior note issued	$ 723,000,000	$ 723,000,000															$ 200,000,000		$ 149,900,000	$ 300,000,000
Percentage of principal amount of notes received and accepted																				100.00%
Interest percentage											6.75%						7.625%	3.75%		6.00%	6.00%								7.75%			8.00%
Debt maturity period											2020						2013	2012		2022	2022								2016
Net proceeds from issuance of senior notes															185,800,000					292,600,000						86,700,000	128,300,000
Net proceeds used to repay outstanding principal and accrued interest		75,000,000	25,000,000	20,000,000																75,300,000
Senior notes, semi-annual interest payment date																								--11-15	--05-15
Senior notes, commencement date of interest payment																				May 15, 2013
Notes maturity date											Apr. 01, 2011							Jul. 15, 2012		Nov. 15, 2022
Senior notes, redemption date																				Nov. 15, 2017
Number of days prior notice required for redemption of notes												30	60									30	60
Debt issue costs											9,800,000									7,400,000
Price per principal amount of notes for cash tender offer for outstanding senior notes															$ 1,021.56													$ 1,029.58
Principal amount for cash tender price															1,000													1,000
Tender offer consideration in a cash tender offer															$ 1,001.56													$ 1,019.58
Senior notes issued, tender offer amount																											133,700,000
Net proceeds used to repay outstanding principal and accrued interest																											1,600,000
Redemption price percentage														101.906%												102.583%
Loss on early extinguishment of debt	(4,850,000)	(4,850,000)		(5,161,000)																									(4,600,000)
Aggregate notional amount on interest rate swap					215,000,000												60,000,000
Gain on termination																2,300,000
Effective interest rate																6.50%		7.625%
Consent payment for tender offer															20.00
Senior notes issued, principal amount			149,940,000											14,200,000
Repayment of outstanding convertible notes																		151,300,000
Accrued interest on convertible notes																		2,800,000
Senior secured revolving line of credit	425,000,000	425,000,000							350,000,000	250,000,000
Line of credit, maturity date									Nov. 25, 2017
Credit facility, Term (Years)		5
Line of credit, borrowing limit used																														1,400,000	1,400,000
Outstanding balance of notes	6,000,000	6,000,000	153,312,000			400,000
Notes issued in connection with acquisition					2,900,000			35,000,000
Repayments of Notes payable							12,000,000
Guarantee obligation by domestic subsidiaries for borrowings under bank credit facility	$ 700,000,000	$ 700,000,000